COMMITMENTS AND CONTINGENCIES (Details Textual)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 09, 2015 USD ($)	Oct. 26, 2016 USD ($)	Aug. 28, 2015 USD ($)	Aug. 18, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2012 USD ($)	Jul. 31, 2015 USD ($)
Commitments And Contingencies [Line Items]
Minimum royalty payments, Years Three through Six													$ 50,000
Minimum royalty payments, Years Seven through Ten													125,000
Minimum royalty payments, Eleven through Fifteen													187,500
Minimum royalty payments, Years Sixteen through Twenty-five													$ 250,000
Royalty rate										2.00%		4.00%
Cost Of Parts			$ 678,669
Incidental Expenses			$ 35,000
Royalty Expense					$ 125,000	$ 44,000	$ 246,000	$ 112,000	$ 262,000		$ 572,000
Operating Lease, Monthly Rental Payments							13,850		13,850
Other Commitment														$ 835,000
Accounts Payable, Current					388,000		$ 388,000		$ 1,021,000		$ 1,613,000
Other Commitments, Description							Under the terms of the agreement, there is no interest and the Company will make 12 monthly payments of $65,000 beginning in August 2015, and one final payment of $65,000 in August 2016.		Under the terms of the agreement, there is no interest and the Company will make 12 monthly payments of $65,000 beginning in August 2015, and one final payment of $65,000 in August 2016.
Lessee Leasing Arrangements Operating Leases Date							Jan. 31, 2018		Jan. 31, 2018
Number of specially constructed computer components			219,200
Memphis Electronics, Inc. [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 275,000
Litigation Settlement, Amount	$ 170,000
Phison Electronics Corp. [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				$ 585,000
Unigen Corporation [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 180,000
Unigen Corporation [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Litigation Settlement, Amount		$ 225,000
Other Commitments [Member]
Commitments And Contingencies [Line Items]
Accounts Payable, Current					$ 445,000		$ 445,000
Trademarks [Member]
Commitments And Contingencies [Line Items]
Finite Lived Intangible Asset Expiration Date													Jul. 07, 2035
Finite-Lived Intangible Asset, Useful Life													25 years